CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 21,302	$ 25,169	$ 17,030	$ 18,825	$ (3,261)	$ 3,974	$ 11,271	$ 7,053	$ (6,897)	$ 45,692	$ 32,594	$ 57,763	$ 15,401	$ 47,977
Other comprehensive loss
Foreign currency translation adjustments	(95)		(2)							(35)	(59)	(137)	43
Total comprehensive income	$ 21,207		$ 17,028							$ 45,657	$ 32,535	$ 57,626	$ 15,444	$ 47,977